Schedule of Investments (unaudited)	iShares® MSCI Spain ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 30.0%
Banco Bilbao Vizcaya Argentaria SA	9,187,918	$50,278,775
Banco Santander SA	23,540,910	76,362,357
CaixaBank SA	6,360,954	23,024,542
		149,665,674
Biotechnology — 2.7%
Grifols SA	637,805	13,423,356

Construction & Engineering — 6.9%
ACS Actividades de Construccion y Servicios SA	485,494	13,766,408
Ferrovial SA	802,360	20,694,278
Ferrovial SA	9,389	242,023
		34,702,709
Diversified Telecommunication Services — 9.2%
Cellnex Telecom SA(a)	502,604	22,682,095
Telefonica SA	4,297,734	23,367,722
		46,049,817
Electric Utilities — 26.4%
Acciona SA	43,255	8,335,335
Endesa SA	655,368	14,518,777
Iberdrola SA	7,805,167	92,479,576
Red Electrica Corp. SA	784,878	16,262,154
		131,595,842
Electrical Equipment — 2.4%
Siemens Gamesa Renewable Energy SA(b)	609,733	11,821,530

Gas Utilities — 4.8%
Enagas SA	556,593	12,743,407
Naturgy Energy Group SA(c)	368,799	11,144,770
		23,888,177
IT Services — 4.2%
Amadeus IT Group SA(b)	339,536	21,127,172

Oil, Gas & Consumable Fuels — 4.4%
Repsol SA	1,373,889	22,045,908
Security	Shares	Value
Specialty Retail — 4.7%
Industria de Diseno Textil SA	980,145	$23,626,183

Transportation Infrastructure — 4.0%
Aena SME SA(a)(b)	130,596	19,923,581
Total Common Stocks — 99.7%
(Cost: $640,444,132)		497,869,949

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	1,068,596	1,068,596
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	3,080,000	3,080,000
		4,148,596
Total Short-Term Securities — 0.9%
(Cost: $4,148,776)		4,148,596
Total Investments in Securities — 100.6%
(Cost: $644,592,908)		502,018,545
Liabilities in Excess of Other Assets — (0.6)%		(2,781,410)
Net Assets — 100.0%		$499,237,135

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,069,815	(a)	$—		$(1,039)	$(180)	$1,068,596	1,068,596	$230,079	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,290,000	—		(210,000	)(a)	—	—	3,080,000	3,080,000	3,178		—
						$(1,039)	$(180)	$4,148,596		$233,257		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	14	06/17/22	$1,327	$44,866

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$497,869,949	$—	$497,869,949
Money Market Funds	4,148,596	—	—	4,148,596
	$4,148,596	$497,869,949	$—	$502,018,545

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$44,866	$—	$44,866

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2